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                          Morgan Lewis & Bockius LLP

                               1800 M Street, NW
                            Washington, D.C. 20036
                                 202-467-7000


June 22, 2001


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, D.C.  20549

Re:  Nuveen Money Market Trust (File Nos. 333-74835 and 811-09267)
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     Filing pursuant to Rule 497(j)
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Ladies and Gentlemen:

On behalf of our client, Nuveen Money Market Trust (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the prospectuses and Statements of Additional Information, dated June 18, 2001, for the Nuveen Institutional Tax-Exempt Money Market Fund, Nuveen California Tax-Exempt Money Market Fund, Nuveen New York Tax-Exempt Money Market Fund, and Nuveen Money Market Fund that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those contained in the Trust's Post-Effective Amendment No. 4 which was filed via EDGAR on June 18, 2001.

Please contact me at (202) 467-7662 should you have any questions or comments concerning this filing.


Sincerely,

/s/ Thomas S. Harman

Thomas S. Harman